UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2020

Date of reporting period:  April 30, 2020

Item 1. Reports to Stockholders.

Nuance Concentrated Value Fund

Investor Class Shares – NCAVX
Institutional Class Shares – NCVLX

Annual Report

www.nuanceinvestments.com	April 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (the “SEC”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.nuanceinvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 855-682-6233 or by sending an e-mail request to client.services@nuanceinvestments.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 855-682-6233 or send an e-mail request to client.services@nuanceinvestments.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

NUANCE CONCENTRATED VALUE FUND

April 30, 2020

Dear Fellow Shareholders:

We are pleased to write our annual shareholder letter for the Nuance Concentrated Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies. The Fund will typically maintain 15-35 positions in the securities of companies that, in the opinion of the Nuance Investments team, have leading and sustainable market share positions, above average financial strength, and are trading at prices materially below our internally derived view of intrinsic value.

Average Annual Rates of Return as of April 30, 2020:

	6 Months	1 Year	3 Year	5 Year	Since Inception(1)
Institutional Class	-7.90%	-4.85%	4.37%	5.16%	9.09%
S&P 500 Index(2)	-3.16%	0.86%	9.04%	9.12%	11.35%
Russell 3000 Value Index(3)	-14.31%	-11.89%	0.92%	3.67%	7.78%

	6 Months	1 Year	3 Year	5 Year	Since Inception(4)
Investor Class, no load	-7.99%	-5.02%	4.10%	4.86%	8.79%
Investor Class with load	-12.61%	-9.79%	2.33%	3.78%	8.17%
S&P 500 Index(2)	-3.16%	0.86%	9.04%	9.12%	12.44%
Russell 3000 Value Index(3)	-14.31%	-11.89%	0.92%	3.67%	8.81%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Investor Class performance data shown reflects both performance with the maximum sales charge of 5.75% (for periods prior to September 17, 2015) or 5.00% (for period September 17, 2015 and after) and without it. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

The Fund has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.28% of the average daily net assets of the Investor Class and 1.03% of the average daily net assets of the Institutional Class through at least August 28, 2020.

Institutional Class Gross Expense Ratio – 1.16%	Net Expense Ratio – 1.06%
Investor Class Gross Expense Ratio – 1.41%	Net Expense Ratio – 1.31%

(1)	May 31, 2011
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

(3)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This index cannot be invested in directly.
(4)	July 31, 2012

In terms of performance, since its inception on May 31, 2011 through April 30, 2020, the Institutional Class is up 9.09 percent (annualized) versus its primary index – the Russell 3000 Value Index – up 7.78 percent (annualized) and the S&P 500 Index up 11.35 percent (annualized). For more perspective on our longer-term performance please refer to your prospectus. This Nuance Concentrated Value product has existed in a separate account form since November 13, 2008. While our Nuance Concentrated Value Fund outperformed the primary benchmark over the 6-month time horizon, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the
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NUANCE CONCENTRATED VALUE FUND

market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term.  To do this, we focus our attention on studying one company at a time using the Nuance approach. Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation. We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough. Rather, we spend considerable time studying the down-side potential of each company we own. As such, we believe that we understand the potential upside and the potential downside risks to our investments. This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

While the portfolio was mostly unchanged from a sector overweight/underweight perspective, we did make several changes as we believe the volatility from the Coronavirus shifted several risk/rewards. The Healthcare sector is now our largest sector overweight relative to the benchmark, and we increased our weight as we continue to see attractive risk/rewards in several select leaders. Many of those risk/rewards have improved due to the Coronavirus as the market generally believes that elective procedures will be delayed and that the healthcare system will be hampered by the need to have capacity available for Coronavirus patients. We also remain overweight in the Industrial sector as we believe attractive risk/rewards are starting to appear in the electrical components & equipment sub-industry. Lastly, our weight in the Financial sector is overweight the index as many of our leaders are under-earning on what we believe are below normal interest rates. We remain overweight the Consumer Staples sector as we are finding select opportunities, mainly in the packaged foods & meats and distiller & vintner sub-industries. We are now underweight in the Real Estate sector. We remain underweight the Energy sector where we believe the sector is facing a multi-year period of competitive transition. Lastly, we remain underweight the Consumer Discretionary, Communication Services, Utilities, Materials and, Information Technology sectors primarily due to valuation concerns.

Finally, our entire firm continues to operate Nuance under our Nuance Business Continuity Plan (BCP) and would like to assure our clients that our planning in previous years has led to execution levels on par with our in the office efforts. If any of you have any questions about how this BCP plan works or our day-to-day processes during this period, please do not hesitate to reach out to our team.

Thank you for your interest and your continued support.

Scott A. Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 855-682-6233 to sign-up.

This report must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

A Cash Flow is a revenue or expense stream that changes an account over a given period.

Nuance Investments, LLC is the advisor to the Nuance Concentrated Value Fund which is distributed by Quasar Distributors, LLC.
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NUANCE CONCENTRATED VALUE FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-682-6233. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of April 30, 2020

				Since
	1 Year	3 Years	5 Years	Inception(1)
Investor Class (without sales load)	-5.02%	4.10%	4.86%	8.79%
Investor Class (with sales load)(2)	-9.79%	2.33%	3.78%	8.17%
Institutional Class	-4.85%	4.37%	5.16%	9.09%
S&P 500 Index(3)	0.86%	9.04%	9.12%	11.35%
Russell 3000 Value Index(4)	-11.89%	0.92%	3.67%	7.78%

(1)
Period from Fund inception through April 30, 2020.  The Institutional Class shares commenced operations on May 31, 2011 and Investor Class shares commenced operations on July 31, 2012.  Performance shown for the Investor Class prior to inception of the Investor Class shares is based on the performance of the Institutional Class shares, adjusted for the higher expenses applicable to Investor Class shares.

(2)	Returns reflect a sales load of 5.00% for period September 17, 2015 and after and 5.75% for periods prior to September 17, 2015.
(3)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

(4)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.

The following is expense information for the Nuance Concentrated Value Fund as disclosed in the Fund’s most recent prospectus dated August 28, 2019:

Investor Class Gross Expenses: 1.41%	Investor Class Net Expenses: 1.31%
Institutional Class Gross Expenses: 1.16%	Institutional Class Net Expenses: 1.06%

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NUANCE CONCENTRATED VALUE FUND

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.28% of the average daily net assets of the Investor Class and 1.03% of the average daily net assets of the Institutional Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least August 28, 2020. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with consent of the Board.
4

NUANCE CONCENTRATED VALUE FUND

Expense Example (Unaudited)
April 30, 2020

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 – April 30, 2020).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (11/1/19)	Value (4/30/20)	(11/1/19 to 4/30/20)
Investor Class
Actual(2)	$1,000.00	$ 920.10	$6.11
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.42

Institutional Class
Actual(2)	$1,000.00	$ 921.00	$4.92
Hypothetical (5% return before expenses)	$1,000.00	$1,019.74	$5.17

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.28% and 1.03% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2020 of -7.99% and -7.90% for the Investor Class and Institutional Class, respectively.
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NUANCE CONCENTRATED VALUE FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
April 30, 2020

Top Ten Equity Holdings(1) (Unaudited)
as of April 30, 2020
(% of Net Assets)

Travelers Companies, Inc.	7.9%
Dentsply Sirona, Inc.	7.1%
Chubb Ltd.	6.9%
Diageo PLC – ADR	6.1%
3M Co.	4.9%
Merit Medical Systems, Inc.	4.7%
Amphenol Corp. – Class A	4.6%
Smith & Nephew – ADR	4.1%
WABCO Holdings, Inc.	3.9%
Sanderson Farms, Inc.	3.6%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depository Receipt
6

NUANCE CONCENTRATED VALUE FUND

Schedule of Investments
April 30, 2020

	Shares	Value

COMMON STOCKS – 86.3%

Communication Services – 3.0%
Alphabet, Inc. – Class A*	9,776	$13,165,339

Consumer Staples – 13.2%
Cal-Maine Foods, Inc.	211,966	8,798,709
Diageo PLC – ADR	191,555	26,559,101
Henkel AG & Co. KGaA – ADR	323,154	6,295,040
Sanderson Farms, Inc.	113,375	15,434,873
		57,087,723

Financials# – 25.8%
Charles Schwab Corp.	348,638	13,150,625
Chubb Ltd.	278,391	30,069,012
MetLife, Inc.	237,426	8,566,330
Northern Trust Corp.	166,932	13,214,337
Reinsurance Group of America, Inc.	80,469	8,423,495
Travelers Companies, Inc.	336,921	34,099,775
Valley National Bancorp	515,615	4,310,541
		111,834,115

Healthcare – 20.5%
Dentsply Sirona, Inc.	720,203	30,565,415
Globus Medical, Inc. – Class A*	181,208	8,600,132
ICU Medical, Inc.*	53,308	11,690,977
Merit Medical Systems, Inc.*	497,285	20,299,174
Smith & Nephew – ADR	445,925	17,689,845
		88,845,543

Industrials – 12.8%
ABB Ltd. – ADR	213,818	4,011,225
Amphenol Corp. – Class A	225,276	19,882,860
Epiroc Aktiebolag – ADR	325,303	3,266,042
Lindsay Corp.	68,613	6,175,170
Schneider Electric SE – ADR	291,241	5,290,393
WABCO Holdings, Inc.*	124,785	16,768,608
		55,394,298

Materials – 4.9%
3M Co.	140,491	21,343,393

Real Estate – 3.0%
Equity Commonwealth	380,567	12,920,250

See Notes to the Financial Statements
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NUANCE CONCENTRATED VALUE FUND

Schedule of Investments – Continued
April 30, 2020

	Shares	Value
Utilities – 3.1%
Essential Utilities, Inc.	152,244	$6,362,277
SJW Group	122,484	7,291,472
		13,653,749
Total Common Stocks
(Cost $351,917,741)		374,244,410

SHORT-TERM INVESTMENT – 15.5%
First American Government Obligations Fund, Class X, 0.25%^
(Cost $67,114,478)	67,114,478	67,114,478
Total Investments – 101.8%
(Cost $419,032,219)		441,358,888
Other Assets and Liabilities, Net – (1.8)%		(7,635,025)
Total Net Assets – 100.0%		$433,723,863

*	Non-income producing security.
#	The Fund is significantly invested in this sector and therefore is subject to additional risks. See Note 11 in Notes to Financial Statements.
^	The rate shown is the annualized seven day effective yield as of April 30, 2020.
ADR – American Depositary Receipt

See Notes to the Financial Statements
8

NUANCE CONCENTRATED VALUE FUND

Statement of Assets and Liabilities
April 30, 2020

ASSETS:
Investments, at value
(cost $419,032,219)	$441,358,888
Receivable for investment securities sold	518,501
Receivable for capital shares sold	849,084
Dividends & interest receivable	469,403
Prepaid expenses	36,016
Total assets	443,231,892

LIABILITIES:
Payable for investment securities purchased	8,615,278
Payable for capital shares redeemed	410,136
Payable to investment adviser	273,323
Payable for trustee fees	1,224
Payable for fund services fees	70,240
Accrued distribution & shareholder service fees	96,361
Accrued expenses	41,467
Total liabilities	9,508,029

NET ASSETS	$433,723,863

NET ASSETS CONSIST OF:
Paid-in capital	$444,833,763
Total accumulated loss	(11,109,900)
Net Assets	$433,723,863

	Investor	Institutional
	Class	Class
Net Assets	$52,438,445	$381,285,418
Shares issued and outstanding(1)	4,198,711	30,418,372
Net asset value, redemption price and minimum offering price per share	$12.49	$12.53
Maximum offering price per share ($12.49/0.95)(2)	$13.15	N/A

(1)	Unlimited shares authorized with no par value.
(2)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements
9

NUANCE CONCENTRATED VALUE FUND

Statement of Operations
For the Year Ended April 30, 2020

INVESTMENT INCOME:
Dividend income	$8,531,012
Interest income	1,060,254
Total investment income	9,591,266

EXPENSES:
Investment adviser fees (See Note 4)	3,737,506
Fund services fees (See Note 4)	316,729
Federal & state registration fees	30,739
Postage & printing fees	23,605
Audit fees	17,500
Trustee fees (See Note 4)	14,644
Legal fees	12,895
Other	4,621
Insurance fees	3,189
Distribution & shareholder service fees (See Note 5):
Investor Class	315,288
Institutional Class	382,065
Total expenses before waiver	4,858,781
Less: waiver from investment adviser (See Note 4)	(132,748)
Net expenses	4,726,033

NET INVESTMENT INCOME	4,865,233

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments	(7,812,134)
Net change in unrealized appreciation/depreciation on investments	(17,875,834)

Net realized and unrealized loss on investments	(25,687,968)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,822,735)

See Notes to the Financial Statements
10

NUANCE CONCENTRATED VALUE FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	April 30, 2020	April 30, 2019
OPERATIONS:
Net investment income	$4,865,233	$4,371,889
Net realized gain (loss) on investments	(7,812,134)	25,541,780
Net change in unrealized appreciation/depreciation on investments	(17,875,834)	16,085,208
Net increase (decrease) in net assets resulting from operations	(20,822,735)	45,998,877

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	22,955,030	13,099,691
Proceeds from reinvestment of distributions	6,091,480	9,597,664
Payments for shares redeemed	(53,459,009)	(32,246,433)
Decrease in net assets resulting from Investor Class transactions	(24,412,499)	(9,549,078)
Institutional Class:
Proceeds from shares sold	153,918,871	54,125,729
Proceeds from reinvestment of distributions	24,602,717	36,171,938
Payments for shares redeemed	(96,406,193)	(217,655,653)
Increase (Decrease) in net assets resulting
from Institutional Class transactions	82,115,395	(127,357,986)
Net increase (decrease) in net assets resulting
from capital share transactions	57,702,896	(136,907,064)

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(6,318,824)	(9,839,223)
Institutional Class	(29,345,865)	(42,409,751)
Total distributions to shareholders	(35,664,689)	(52,248,974)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,215,472	(143,157,161)

NET ASSETS:
Beginning of year	432,508,391	575,665,552
End of year	$433,723,863	$432,508,391

See Notes to the Financial Statements
11

NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the year.

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	April 30,	April 30,		April 30,	April 30,	April 30,
	2020	2019		2018	2017	2016
Investor Class

PER SHARE DATA:
Net asset value, beginning of year	$14.17	$14.35		$14.41	$13.22	$13.60

INVESTMENT OPERATIONS:
Net investment income	0.13	0.10		0.05	0.06	0.15
Net realized and unrealized
gain (loss) on investments	(0.70)	1.32		0.87	1.21	0.12 (1)
Total from investment operations	(0.57)	1.42		0.92	1.27	0.27

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.12)	(0.10)		(0.03)	(0.07)	(0.15)
Distributions from net realized gains	(0.99)	(1.50)		(0.95)	(0.01)	(0.49)
Distributions from return of capital	—	—		—	—	(0.01)
Total distributions	(1.11)	(1.60)		(0.98)	(0.08)	(0.65)

Net asset value, end of year	$12.49	$14.17		$14.35	$14.41	$13.22

TOTAL RETURN(2)	(5.02)%	11.76%		6.27%	9.70%	2.44%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$52.4	$89.1		$98.9	$99.1	$137.1

Ratio of expenses to average net assets:
Before expense
waiver/recoupment	1.34%	1.38%		1.36%	1.39%	1.38%
After expense
waiver/recoupment	1.28%	1.38	%(3)	1.36%	1.39%	1.38%

Ratio of net investment income
to average net assets:
Before expense
waiver/recoupment	0.84%	0.64%		0.31%	0.45%	1.15%
After expense
waiver/recoupment	0.90%	0.64%		0.31%	0.45%	1.15%

Portfolio turnover rate	130%	93%		151%	96%	93%

(1)
Realized and unrealized gains per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(2)	Total return does not reflect sales charges.
(3)	On April 30, 2019, the Adviser lowered the limit of annual operating expenses from 1.40% to 1.28% of average daily net assets.

See Notes to the Financial Statements
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NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the year.

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	April 30,	April 30,		April 30,	April 30,	April 30,
	2020	2019		2018	2017	2016
Institutional Class

PER SHARE DATA:
Net asset value, beginning of year	$14.23	$14.39		$14.46	$13.25	$13.62

INVESTMENT OPERATIONS:
Net investment income	0.16	0.14		0.10	0.11	0.19
Net realized and unrealized
gain (loss) on investments	(0.71)	1.34		0.86	1.22	0.13 (1)
Total from investment operations	(0.55)	1.48		0.96	1.33	0.32

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.16)	(0.14)		(0.08)	(0.11)	(0.19)
Distributions from net realized gains	(0.99)	(1.50)		(0.95)	(0.01)	(0.49)
Distributions from return of capital	—	—		—	—	(0.01)
Total distributions	(1.15)	(1.64)		(1.03)	(0.12)	(0.69)

Net asset value, end of year	$12.53	$14.23		$14.39	$14.46	$13.25

TOTAL RETURN	(4.85)%	12.14%		6.48%	10.11%	2.78%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$381.3	$343.4		$476.8	$511.3	$332.8

Ratio of expenses to average net assets:
Before expense
waiver/recoupment	1.05%	1.07%		1.06%	1.05%	1.09%
After expense
waiver/recoupment	1.03%	1.07	%(2)	1.06%	1.05%	1.09%

Ratio of net investment income
to average net assets:
Before expense
waiver/recoupment	1.13%	0.95%		0.62%	0.79%	1.45%
After expense
waiver/recoupment	1.15%	0.95%		0.62%	0.79%	1.45%

Portfolio turnover rate	130%	93%		151%	96%	93%

(1)
Realized and unrealized gains per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(2)	On April 30, 2019, the Adviser lowered the limit of annual operating expenses from 1.15% to 1.03% of average daily net assets.

See Notes to the Financial Statements
13

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements
April 30, 2020

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Concentrated Value Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on May 31, 2011.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Investor Class shares are subject to a 0.25% of average daily net assets distribution and servicing fee and each class of shares is subject to a shareholder servicing fee of up to 0.15% of average daily net assets.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the year ended April 30, 2020, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the year ended April 30, 2020, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended April 30, 2020, there were no reclassifications.
14

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2020

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
15

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2020

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$374,244,410	$—	$—	$374,244,410
Short-Term Investment	67,114,478	—	—	67,114,478
Total Investments in Securities	$441,358,888	$—	$—	$441,358,888

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.28% and 1.03% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
May 2021 – April 2022	$208
May 2022 – April 2023	$132,748

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (“Fund Services” or the “Administrator”), acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s

16

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2020

expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for Fund Services, including administration, accounting, transfer agency, custody and compliance services for the year ended April 30, 2020, are disclosed as fund services fees in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Trustees of the Fund has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund's distributor.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the year ended April 30, 2020, the Investor Class incurred expenses of $197,055 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the year ended April 30, 2020, the Investor and Institutional Class incurred $118,233 and $382,065, respectively, of shareholder servicing fees under the Agreement.
17

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2020

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Year Ended	Year Ended
	April 30, 2020	April 30, 2019
Investor Class:
Shares sold	1,657,554	955,347
Shares issued to holders in reinvestment of distributions	421,622	793,117
Shares redeemed	(4,165,164)	(2,354,989)
Net decrease in Investor Class shares	(2,085,988)	(606,525)
Institutional Class:
Shares sold	11,680,117	3,960,941
Shares issued to holders in reinvestment of distributions	1,699,630	2,968,135
Shares redeemed	(7,100,560)	(15,913,036)
Net increase (decrease) in Institutional Class shares	6,279,187	(8,983,960)
Net increase (decrease) in shares outstanding	4,193,199	(9,590,485)

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended April 30, 2020, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$526,316,695	$493,629,329

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2020, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$38,943,746	$(31,261,912)	$7,681,834	$433,677,054

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2020, components of distributable earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Appreciation	Losses
$685,800	$—	$(19,477,534)	$7,681,834	$(11,109,900)

As of April 30, 2020, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended April 30, 2020, the Fund deferred, on a tax basis, post October capital loss deferrals of $19,477,534.
18

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2020

The tax character of distributions paid during the year ended April 30, 2020, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$18,759,064	$16,905,625	$35,664,689

The tax character of distributions paid during the year ended April 30, 2019, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$21,445,199	$30,803,775	$52,248,974

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2020.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2020, Charles Schwab & Co., Inc., for the benefit of its customers, owned 35.54% of the Fund, respectively.

10.  GENERAL RISK

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

11.  SECTOR RISK

As of April 30, 2020, the Fund had a significant portion of its assets invested in the financials sector. Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.
19

NUANCE CONCENTRATED VALUE FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of Nuance Concentrated Value Fund and
Board of Trustees of Managed Portfolio Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nuance Concentrated Value Fund (the “Fund”), a series of Managed Portfolio Series, as of April 30, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Nuance Investments, LLC’s investment companies since 2011.

COHEN & COMPANY, LTD.

Cleveland, Ohio
June 25, 2020
20

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited)
April 30, 2020

TRUSTEES AND OFFICERS

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Independent Trustees

Leonard M. Rush,	Lead	Indefinite	39	Retired, Chief Financial	Independent Trustee,
CPA	Independent	Term; Since		Officer, Robert W. Baird	ETF Series Solutions
615 E. Michigan St.	Trustee	April 2011		& Co. Incorporated	(49 Portfolios) (2012-
Milwaukee, WI 53202	and Audit			(2000-2011).	Present); Director,
Year of Birth: 1946	Committee				Anchor Bancorp
	Chairman				Wisconsin, Inc.
(2011-2013)

David A. Massart	Trustee	Indefinite	39	Co-Founder and Chief	Independent Trustee,
615 E. Michigan St.	and	Term; Since		Investment Strategist,	ETF Series Solutions
Milwaukee, WI 53202	Valuation	April 2011		Next Generation Wealth	(49 Portfolios)
Year of Birth: 1967	Committee			Management, Inc.	(2012-Present)
	Chairman			(2005-Present).

21

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited) – Continued
April 30, 2020

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Independent Trustees

David M. Swanson	Trustee	Indefinite	39	Founder and Managing	Independent Trustee,
615 E. Michigan St.	and	Term; Since		Principal, SwanDog	ALPS Variable
Milwaukee, WI 53202	Nominating	April 2011		Strategic Marketing,	Investment Trust
Year of Birth: 1957	& Governance			LLC (2006-Present).	(7 Portfolios) (2006-
	Committee				Present); Independent
	Chairman				Trustee, RiverNorth
Opportunities
Closed-End Fund
(2015-Present);
Independent Trustee,
RiverNorth Funds
(3 Portfolios) (2018-
Present); RiverNorth
Managed Duration
Municipal Income
Fund Inc. (1 Portfolio)
(2019-Present);
RiverNorth Marketplace
Lending Corporation
(1 Portfolio) (2018-
Present); RiverNorth/
DoubleLine Strategic
Opportunity Fund, Inc.
(1 Portfolio) (2018-
Present); RiverNorth
Opportunities Fund, Inc.
(1 Portfolio) (2013-
Present); RiverNorth
Opportunistic
Municipal Income Fund,
Inc. (1 Portfolio)
(2018-Present)

Interested Trustee
Robert J. Kern*	Chairman,	Indefinite	39	Retired (July 2018-Present);	None
615 E. Michigan St.	and Trustee	Term; Since		Executive Vice President,
Milwaukee, WI 53202		January 2011		U.S. Bancorp Fund Services,
Year of Birth: 1958				LLC (1994-2018).

*
Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was a board member of the Fund’s principal underwriter, Quasar Distributors, LLC, an affiliate of the Administrator.

22

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited) – Continued
April 30, 2020

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Officers

Brian R. Wiedmeyer	President and	Indefinite	N/A	Vice President, U.S.	N/A
615 E. Michigan St.	Principal	Term; Since		Bancorp Fund Services,
Milwaukee, WI 53202	Executive	November		LLC (2005-Present).
Year of Birth: 1973	Officer	2018

Deborah Ward	Vice President,	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	Chief	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Compliance	April 2013		LLC (2004-Present).
Year of Birth: 1966	Officer and
Anti-Money
Laundering
Officer

Benjamin Eirich	Treasurer,	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Principal	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Financial	August 2019		LLC (2008-Present).
Year of Birth: 1981	Officer and	(Treasurer);
	Vice President	Since
November
2018 (Vice
President)

Thomas A. Bausch,	Secretary	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
Esq.		Term; Since		Fund Services, LLC (2016-
615 E. Michigan St.		November		Present); Associate, Godfrey
Milwaukee, WI 53202		2017		& Kahn S.C. (2012-2016).
Year of Birth: 1979

Douglas Schafer	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	and Vice	May 2016		LLC (2002-Present).
Year of Birth: 1970	President	(Assistant
Treasurer);
Since
November
2018 (Vice
President)

Michael J. Cyr II	Assistant	Indefinite	N/A	Officer, U.S. Bancorp Fund	N/A
615 E. Michigan St.	Treasurer	Term; Since		Services, LLC (2013-Present).
Milwaukee, WI 53202	and Vice	August 2019
Year of Birth: 1992	President

23

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited) – Continued
April 30, 2020

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Fund’s Part F of Form N-PORT may also be obtained by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended April 30, 2020, certain dividends paid by the Fund may be reported as qualified dividend income and may be eligible for taxation at capital gains rates.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 46.79% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended April 30, 2020 was 37.26% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 74.68%.
24

NUANCE CONCENTRATED VALUE FUND

Approval of Investment Advisory Agreement (Unaudited)

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 17-18, 2020, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Nuance Investments, LLC (“Nuance” or “Adviser”) regarding the Nuance Concentrated Value Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 7, 2020, the Trustees received and considered information from Nuance and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant including the following: (1) the nature, extent, and quality of the services to be provided by Nuance with respect to the Fund; (2) the Fund’s historical performance as managed by Nuance; (3) the costs of the services to be provided by Nuance and the profits to be realized by Nuance from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Nuance resulting from its relationship with the Fund.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them, and did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board including at a presentation by representatives from Nuance, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Nuance as set forth in the New Advisory Agreement, as the agreement relates to the Fund, are fair and reasonable in light of the services that Nuance will perform, the investment advisory fees that Nuance will receive for such services, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement, as it relates to the Fund, are summarized below.

Nature, Extent and Quality of Services Provided to the Fund.  The Trustees considered the scope of services that Nuance provides under the Investment Advisory Agreement, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining for the Fund the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Nuance effected on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws.  The Trustees noted Nuance’s assets under management and its strong capitalization.  The Trustees considered the investment philosophy of the Fund’s portfolio managers who have managed the Fund since its inception dates and their
25

NUANCE CONCENTRATED VALUE FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

investment analysis and portfolio management experience, noting one portfolio manager’s significant experience managing assets utilizing investment objectives similar to those of the Fund.  The Trustees concluded that they were satisfied with the nature, extent and quality of services that Nuance provides to the Fund under the Investment Advisory Agreement.

Investment Performance of the Fund.  In assessing the quality of the portfolio management delivered by Nuance, the Trustees reviewed the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to an appropriate securities benchmark index, the Fund’s peer funds according to Morningstar classifications, and the Fund’s composite of separate accounts that Nuance manages utilizing investment strategies similar to those of the Fund.  While the Trustees considered both short-term and longer-term performance of the Fund, they placed greater emphasis on longer term performance.  When reviewing the Fund’s performance against its Morningstar peer group, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in its peer group. The Trustees considered that the Fund outperformed its peer group median and average over the year-to-date, one-year, three-year and five-year periods ended October 31, 2019. The Trustees also considered that the Fund had underperformed its primary benchmark across all periods ended October 31, 2019, but outperformed its secondary benchmark across all periods ended October 31, 2019. The Trustees then observed that the Fund’s performance was consistent with the performance of a composite of similar accounts managed by Nuance over all relevant time periods.

Comparative Fee and Expense Data.  The Board reviewed and considered the advisory fee payable by the Fund to Nuance under the Investment Advisory Agreement.  The Board compared the Fund’s contractual advisory fee and total expense ratio to industry data with respect to other mutual funds in the same Morningstar peer group.  The Board noted that the Fund’s contractual management fee is above the peer group median and the average but within the range of management fees charged by other funds in the peer group.  The Board also noted that the total expenses of the Fund’s Institutional Class are above the peer group median and average but also within the range of other funds in the peer group. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Nuance’s advisory fee with respect to the Fund continues to be reasonable.

Cost of Advisory Services and Profitability.  The Trustees considered the annual advisory fee that the Fund pays to Nuance under the Investment Advisory Agreement, as well as Nuance’s profitability from services that Nuance rendered to the Fund under the Investment Advisory Agreement during the 12 month period ended September 30, 2019. The Trustees also considered the effect of an expense limitation agreement on Nuance’s compensation and that Nuance has contractually agreed to reduce its advisory fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus.  The Trustees also considered the management fees Nuance charges to separately managed accounts with investment strategies similar to those of the Fund.  They observed that Nuance charges management fees that range above and below the management fees charged to the Fund, depending on assets under management. The Trustees also took into account, however, that Nuance has additional responsibilities with respect to the Fund, including additional compliance obligations and the preparation of Board and shareholder materials, which justify a higher fee.  The Trustees concluded that Nuance’s service relationship with the Fund has yielded a reasonable profit.
26

NUANCE CONCENTRATED VALUE FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

Economies of Scale.  The Trustees then considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fees for the Fund in the Investment Advisory Agreement do not contain breakpoints.  The Trustees additionally took into account the fact that Nuance had expressed reservations about adopting breakpoints for the Fund because of concerns about potential capacity constraints associated with the Fund’s strategy.

Other Benefits to Nuance.  The Trustees considered the direct and indirect benefits that could be realized by Nuance from Nuance’s relationship with the Fund. The Trustees considered the extent to which Nuance utilizes soft dollar arrangements with respect to portfolio transactions, and that Nuance does not use affiliated brokers to execute the Fund’s portfolio transactions.  While the Trustees noted that the Fund utilizes Rule 12b-1 fees to pay for shareholder and distribution services related to Investor Class shareholders of the Fund, the Trustees observed that distribution expenses that Nuance incurred significantly exceed any Rule 12b-1 payments from the Fund.  The Trustees considered that Nuance may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Nuance does not receive additional material benefits from its relationship with the Fund.
27

 (This Page Intentionally Left Blank.)

NUANCE CONCENTRATED VALUE FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their cable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 1250
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-ANNUAL-CV

Nuance Mid Cap Value Fund

Investor Class Shares – NMAVX
Z Class Shares – NMVZX
Institutional Class Shares – NMVLX

Annual Report

www.nuanceinvestments.com	April 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (the “SEC”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.nuanceinvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 855-682-6233 or by sending an e-mail request to client.services@nuanceinvestments.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 855-682-6233 or send an e-mail request to client.services@nuanceinvestments.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

NUANCE MID CAP VALUE FUND

April 30, 2020

Dear Fellow Shareholders:

We are pleased to write our annual shareholder letter for the Nuance Mid Cap Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies. The Fund seeks long-term capital appreciation primarily through investments in equity securities of companies organized in the United States that the investment team believes are high quality, though temporarily out of favor. The strategy typically invests in a portfolio of 50 to 90 companies with at least 80 percent of the portfolio invested in companies with mid-sized market capitalizations. The Adviser defines mid-capitalization companies as companies within the range of the capitalization of companies constituting the Russell Midcap® Index. The Adviser intends to manage the Fund so that the average weighted market capitalization of its portfolio (excluding short-term investments) falls between the range of the smallest and largest members of the Russell Mid Cap Index (defined using a trailing 12 month average of the smallest and largest members on a month to month basis). Although the strategy will invest primarily in the equity securities of U.S. companies, the strategy may invest up to 15% of its assets in equity securities of foreign companies that are classified as “developed” by MSCI. The primary benchmark for the Fund is the Russell Midcap Value Index. Clients may also be interested in comparing the Fund to the S&P 500 Index.

Average Annual Rates of Return as of April 30, 2020:

	6 Months	1 Year	3 Year	5 Year	Since Inception(1)
Institutional Class	-7.05%	-1.85%	6.18%	8.22%	8.33%
Russell Midcap Value Index(2)	-18.11%	-16.74%	-2.02%	1.99%	4.00%
S&P 500 Index(3)	-3.16%	0.86%	9.04%	9.12%	9.66%

	6 Months	1 Year	3 Year	5 Year	Since Inception(1)
Investor Class, no load	-7.10%	-2.12%	5.94%	7.95%	8.06%
Investor Class with load	-11.77%	-6.99%	4.13%	6.84%	7.18%
Russell Midcap Value Index(2)	-18.11%	-16.74%	-2.02%	1.99%	4.00%
S&P 500 Index(3)	-3.16%	0.86%	9.04%	9.12%	9.66%

	6 Months	1 Year	3 Year	5 Year	Since Inception(4)
Z Class	-7.00%	-1.78%	6.34%	8.31%	8.41%
Russell Midcap Value Index(2)	-18.11%	-16.74%	-2.02%	1.99%	4.00%
S&P 500 Index(3)	-3.16%	0.86%	9.04%	9.12%	9.66%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely based on returns. Investor Class performance data shown reflects both performance with the maximum sales charge of  5.75% (for periods prior to September 17, 2015) or 5.00% (for period September 17, 2015 and after) and without it. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

Institutional Class Gross Expense Ratio – 1.04%	Net Expense Ratio – 0.94%
Investor Class Gross Expense Ratio – 1.29%	Net Expense Ratio – 1.19%
Z Class Gross Expense Ratio – 0.89%	Net Expense Ratio – 0.79%

The Fund has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and

NUANCE MID CAP VALUE FUND

expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.18% of the average daily net assets of the Investor Class, 0.93% of the average daily net assets of the Institutional Class and 0.78% of the average daily net assets of the Z Class through at least August 28, 2020.

(1)	December 31, 2013
(2)
The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.

(3)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

(4)	May 8, 2017

In terms of performance, since its inception on December 31, 2013 through April 30, 2020, the Institutional Class is up 8.33 percent versus its primary index – the Russell Mid Cap Value Index – up 4.00 percent and the S&P 500 Index up 9.66 percent. For more perspective on our long term performance, please refer to your prospectus. This Nuance Mid Cap Value product has existed in a separate account form since November 3, 2008. While our Nuance Mid Cap Value Fund outperformed the benchmark over the 12-month time horizon, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough   fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term. To do this, we focus our attention on studying one company at a time using the Nuance approach. Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation. We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough. Rather, we spend considerable time studying the downside potential of each company we own. As such, we believe that we understand the potential upside and the potential downside risks to our investments. This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

While the portfolio was mostly unchanged over the last six months from a sector overweight/underweight perspective, we did make several changes as we believe the volatility from the Coronavirus shifted several risk/rewards. The Healthcare and Financial sectors are our largest sector overweights relative to the benchmark. In the Healthcare sector, we increased our weight as we continue to see attractive risk/rewards in several select leaders. Many of those risk/rewards have improved as the market generally believes that elective procedures will be delayed and that the healthcare system will be hampered by the need to have capacity available for Coronavirus patients.  We are also overweight in the Financial sector as many of our leaders are under-earning on what we believe are below normal interest rates. We remain overweight the Consumer Staples sector as we are finding select opportunities, mainly in the packaged foods & meats sub-industry. While our weight in the Industrial sector is in-line with the benchmark, we believe attractive risk/rewards are staring to appear in the electrical components & equipment sub-industry. We slightly lowered our weight in the Real Estate sector during the period but continue to underweight the sector. We remain underweight the Energy sector where we believe the sector is facing a multi-year period of competitive transition. Lastly, we remain underweight the Consumer Discretionary, Communication Services, Utilities, Materials and, Information Technology sectors primarily due to valuation concerns.

NUANCE MID CAP VALUE FUND

Finally, our entire firm continues to operate Nuance under our Nuance Business Continuity Plan (BCP) and would like to assure our clients that our planning in previous years has led to execution levels on par with our in the office efforts. If any of you have any questions about how this BCP plan works or our day-to-day processes during this period, please do not hesitate to reach out to our team.

Thank you for your interest and your continued support.

Scott Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 855-682-6233 to sign-up.

This report must be preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.

Past performance does not guarantee future results.

Weighted Market Capitalization: The average market capitalization of all companies in a fund – with each company weighted according to its percent held in the fund.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Nuance Investments, LLC is the advisor to the Nuance Mid Cap Value Fund which is distributed by Quasar Distributors, LLC.

Cash Flow is a revenue or expense stream that changes an account over a given period.

NUANCE MID CAP VALUE FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-682-6233. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of April 30, 2020

				Since
	1 Year	3 Year	5 Year	Inception(1)
Investor Class (without sales load)	-2.12%	5.94%	7.95%	8.06%
Investor Class (with sales load)(2)	-6.99%	4.13%	6.84%	7.18%
Z Class	-1.78%	6.34%	8.31%	8.41%
Institutional Class	-1.85%	6.18%	8.22%	8.33%
Russell Midcap Value Index(3)	-16.74%	-2.02%	1.99%	4.00%
S&P 500 Index(4)	0.86%	9.04%	9.12%	9.66%

(1)
Period from Fund inception through April 30, 2020.  The Investor Class and Institutional Class commenced operations on December 31, 2013 and Z Class shares commenced operations on May 8, 2017.  Performance Shown for the Z Class prior to the inception of the Z Class is based on the performance of the Institutional Class shares, adjusted for the lower expenses applicable to Z Class shares.

(2)	Returns reflect a sales load of 5.00% for period September 17, 2015 and after and 5.75% for periods prior to September 17, 2015.
(3)
The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.  This Index cannot be invested in directly.

(4)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

NUANCE MID CAP VALUE FUND

The following is expense information for the Nuance Mid-Cap Value Fund as disclosed in the Fund’s most recent prospectus dated August 28, 2019:

Investor Class Gross Expenses: 1.29%; Investor Class Net Expenses: 1.19%.
Z Class Gross Expenses: 0.89%; Z Class Net Expenses: 0.79%
Institutional Class Gross Expenses: 1.04%; Institutional Class Net Expenses: 0.94%

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.18% of the average daily net assets of the Investor Class, 0.93% of the average daily net assets of the Institutional Class and 0.78% of the average daily net assets of the Z Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least August 28, 2020. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with consent of the Board.

NUANCE MID CAP VALUE FUND

Expense Example (Unaudited)
April 30, 2020

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 – April 30, 2020).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (11/1/19)	Value (4/30/20)	(11/1/19 to 4/30/20)
Investor Class
Actual(2)	$1,000.00	$ 929.00	$5.66
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.92

Z Class
Actual(2)	$1,000.00	$ 930.00	$3.74
Hypothetical (5% return before expenses)	$1,000.00	$1,020.98	$3.92

Institutional Class
Actual(2)	$1,000.00	$ 929.50	$4.46
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.67

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.18%, 0.78% and 0.93% for the Investor Class, Z Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2020 of -7.10%, -7.00% and -7.05% for the Investor Class, Z Class and Institutional Class, respectively.

NUANCE MID CAP VALUE FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
April 30, 2020

Top Ten Equity Holdings(1) (Unaudited)
as of April 30, 2020
(% of Net Assets)

Dentsply Sirona, Inc.	6.6%
Chubb Ltd.	6.1%
Travelers Companies, Inc.	6.0%
Amphenol Corp. – Class A	4.2%
Merit Medical Systems, Inc.	4.1%
WABCO Holdings, Inc.	3.9%
Sanderson Farms, Inc.	3.7%
Smith & Nephew – ADR	3.6%
Northern Trust Corp.	3.4%
Equity Commonwealth	3.4%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depository Receipt

NUANCE MID CAP VALUE FUND

Schedule of Investments
April 30, 2020

	Shares	Value
COMMON STOCKS – 84.4%

Consumer Staples – 11.5%
Calavo Growers, Inc.	140,756	$8,163,848
Cal-Maine Foods, Inc.	784,905	32,581,407
Diageo PLC	380,937	52,816,915
Henkel AG & Co. KGaA – ADR	865,574	16,861,381
Pernod Ricard SA – ADR	1,061,377	32,446,295
Sanderson Farms, Inc.	495,441	67,449,338
		210,319,184

Financials# – 26.9%
Charles Schwab Corp.	1,441,887	54,387,978
Chubb Ltd.	1,026,463	110,868,269
Cullen/Frost Bankers, Inc.	132,409	9,514,911
Everest Re Group, Ltd.	124,527	21,559,359
MetLife, Inc.	998,358	36,020,757
Northern Trust Corp.	781,604	61,871,773
Reinsurance Group of America, Inc.	318,676	33,359,004
TD Ameritrade Holding Corp.	241,675	9,490,577
TowneBank	180,096	3,637,939
Travelers Companies, Inc.	1,089,191	110,237,021
UMB Financial Corp.	184,100	9,359,644
Valley National Bancorp	2,495,293	20,860,649
W.R. Berkley Corp.	171,998	9,287,892
		490,455,773

Healthcare – 20.8%
Dentsply Sirona, Inc.	2,856,544	121,231,727
Envista Holdings Corp.*	266,947	5,197,458
Globus Medical, Inc. – Class A*	742,022	35,216,364
ICU Medical, Inc.*	230,635	50,580,562
Merit Medical Systems, Inc.*	1,814,100	74,051,562
Smith & Nephew – ADR	1,634,528	64,841,726
Universal Health Services, Inc. – Class B	84,112	8,889,797
Varian Medical Systems, Inc.*	162,294	18,563,188
		378,572,384

Industrials – 15.3%
A.O. Smith Corp.	101,225	4,289,915
ABB Ltd. – ADR	1,240,838	23,278,121
Amphenol Corp. – Class A	875,326	77,256,273
Atlas Copco AB	124,245	4,302,604
Epiroc Aktiebolag – ADR	1,438,499	14,442,530
Graco Inc.	80,890	3,612,547

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Schedule of Investments – Continued
April 30, 2020

	Shares	Value

Industrials – 15.3% (Continued)
Legrand SA – ADR	314,447	$4,196,295
Lindsay Corp.	307,663	27,689,670
Littelfuse, Inc.	29,390	4,268,604
Mueller Water Products, Inc. – Class A	2,243,631	21,292,058
Schneider Electric SE – ADR	1,228,839	22,321,860
WABCO Holdings, Inc.*	528,858	71,067,938
		278,018,415

Information Technology – 1.3%
Applied Materials, Inc.	81,681	4,057,912
MKS Instruments, Inc.	42,386	4,248,349
ON Semiconductor Corp.*	1,010,776	16,217,901
		24,524,162
Materials – 1.6%
3M Co.	56,388	8,566,465
AptarGroup, Inc.	112,220	12,016,517
Martin Marietta Materials, Inc.	46,482	8,842,271
		29,425,253

Real Estate – 3.4%
Equity Commonwealth	1,818,709	61,745,171

Utilities – 3.6%
American Water Works Co., Inc.	30,499	3,711,423
California Water Service Group	191,839	8,617,408
Essential Utilities, Inc.	600,933	25,112,990
Middlesex Water Co.	39,873	2,404,342
SJW Group	438,085	26,079,200
		65,925,363
Total Common Stocks
(Cost $1,488,423,190)		1,538,985,705

CONVERTIBLE PREFERRED STOCKS – 6.1%

Financials# – 3.0%
Charles Schwab Corp, Series D, 5.950%	332,885	8,698,285
MetLife, Inc., Series A, 4.000%	336,742	7,745,066
MetLife, Inc., Series E, 5.625%	464,425	12,167,935
MetLife, Inc., Series F, 4.750%	141,863	3,511,109
Northern Trust Corp., Series E, 4.700%	241,253	6,045,800
Reinsurance Group of America, Inc., 6.200%, 9/15/2042	202,656	5,133,277
US Bancorp, Series F, 6.500%	238,682	6,446,801
US Bancorp, Series B, 3.500%	213,929	4,231,516
		53,979,789

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Schedule of Investments – Continued
April 30, 2020

	Shares	Value

Healthcare – 0.4%
Becton, Dickinson and Co., Series A, 6.125%, 5/1/2020	138,739	$8,218,898

Utilities – 2.7%
Essential Utilities, Inc., 6.000%, 4/30/2022	848,863	48,470,077
Total Convertible Preferred Stocks
(Cost $108,107,911)		110,668,764

SHORT-TERM INVESTMENT – 7.2%
First American Government Obligations Fund, Class X, 0.25%^
(Cost $131,253,264)	131,253,264	131,253,264
Total Investments – 97.7%
(Cost $1,727,784,365)		1,780,907,733
Other Assets and Liabilities, Net – 2.3%		42,376,681
Total Net Assets – 100.0%		$1,823,284,414

*	Non-income producing security.
#	The Fund is significantly invested in this sector and therefore is subject to additional risks. See Note 10 in Notes to Financial Statements.
^	The rate shown is the annualized seven day effective yield as of April 30, 2020.
ADR – American Depositary Receipt

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statement of Assets and Liabilities
April 30, 2020

ASSETS:
Investments, at value
(cost $1,727,784,365)	$1,780,907,733
Receivable for investment securities sold	10,921,774
Receivable for capital shares sold	44,050,602
Dividends and interest receivable	1,860,868
Prepaid expenses	84,030
Total assets	1,837,825,007

LIABILITIES:
Payable for investment securities purchased	11,200,726
Payable for capital shares redeemed	1,700,275
Payable to investment adviser	965,855
Payable for trustee fees	498
Payable for fund services fees	276,504
Accrued distribution & shareholder service fees	276,386
Accrued expenses	120,349
Total liabilities	14,540,593

NET ASSETS	$1,823,284,414

NET ASSETS CONSIST OF:
Paid-in capital	$1,873,119,725
Total accumulated loss	(49,835,311)
Net Assets	$1,823,284,414

	Investor		Institutional
	Class	Z Class	Class
Net assets	$94,289,743	$254,224,251	$1,474,770,420
Shares issued and outstanding(1)	7,986,571	21,463,898	124,887,892
Net asset value, redemption price
and minimum offering price per share	$11.81	$11.84	$11.81
Maximum offering price per share ($11.81/0.95)(2)	$12.43	N/A	N/A

(1)	Unlimited shares authorized with no par value.
(2)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statement of Operations
For the Year Ended April 30, 2020

INVESTMENT INCOME:
Dividend income	$30,368,408
Less: Foreign taxes withheld	(360,174)
Interest income	2,116,344
Total investment income	32,124,578

EXPENSES:
Investment adviser fees (See Note 4)	10,933,768
Fund services fees (See Note 4)	1,015,531
Federal & state registration fees	150,396
Postage & printing fees	91,084
Audit fees	18,001
Trustee fees (See Note 4)	15,076
Legal fees	10,340
Other	7,985
Insurance fees	6,345
Distribution & shareholder service fees (See Note 5):
Investor Class	238,623
Institutional Class	937,072
Total expenses before waiver	13,424,221
Fee recoupment (See Note 4)	207,634
Less: waiver from investment adviser (See Note 4)	(213,897)
Net expenses	13,417,958

NET INVESTMENT INCOME	18,706,620

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments	(35,539,642)
Net change in unrealized appreciation/depreciation on investments	(25,613,150)

Net realized and unrealized loss on investments	(61,152,792)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(42,446,172)

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	April 30, 2020	April 30, 2019
OPERATIONS:
Net investment income	$18,706,620	$9,131,201
Net realized gain (loss) on investments	(35,539,642)	28,074,240
Net change in unrealized appreciation/depreciation on investments	(25,613,150)	66,077,304
Net increase (decrease) in net assets resulting from operations	(42,446,172)	103,282,745

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	81,799,935	13,506,956
Proceeds from reinvestment of distributions	3,721,586	1,791,074
Payments for shares redeemed	(22,054,864)	(7,673,541)
Increase in net assets resulting from Investor Class transactions	63,466,657	7,624,489
Z Class:
Proceeds from shares sold	177,531,690	88,511,615
Proceeds from reinvestment of distributions	5,637,817	2,515,228
Payments for shares redeemed	(34,985,600)	(7,641,954)
Increase in net assets resulting from Z Class transactions	148,183,907	83,384,889
Institutional Class:
Proceeds from shares sold	877,953,095	660,102,557
Proceeds from reinvestment of distributions	72,700,641	38,611,792
Payments for shares redeemed	(317,198,641)	(256,536,437)
Increase in net assets resulting
from Institutional Class transactions	633,455,095	442,177,912
Net increase in net assets resulting
from capital share transactions	845,105,659	533,187,290

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(3,745,906)	(1,807,764)
Z Class	(13,421,550)	(4,308,420)
Institutional Class	(81,457,262)	(44,365,815)
Total distributions to shareholders	(98,624,718)	(50,481,999)

TOTAL INCREASE IN NET ASSETS	704,034,769	585,988,036

NET ASSETS:
Beginning of year	1,119,249,645	533,261,609
End of year	$1,823,284,414	$1,119,249,645

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the year.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2020	2019	2018	2017	2016
Investor Class

PER SHARE DATA:
Net asset value, beginning of year	$12.80	$12.33	$12.09	$10.72	$10.41

INVESTMENT OPERATIONS:
Net investment income	0.12	0.11	0.08	0.05	0.10
Net realized and unrealized
gain (loss) on investments	(0.30)	1.15	1.03	1.53	0.63
Total from investment operations	(0.18)	1.26	1.11	1.58	0.73

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.14)	(0.10)	(0.05)	(0.05)	(0.08)
Distributions from net realized gains	(0.67)	(0.69)	(0.82)	(0.16)	(0.34)
Total distributions	(0.81)	(0.79)	(0.87)	(0.21)	(0.42)

Net asset value, end of year	$11.81	$12.80	$12.33	$12.09	$10.72

TOTAL RETURN(1)	(2.12)%	11.33%	9.10%	14.84%	7.34%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$94.3	$36.3	$26.9	$19.0	$11.0

Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.24%	1.27%	1.31%	1.41%	1.71%
After expense waiver/recoupment	1.18%	1.18%	1.18%	1.27%	1.40%

Ratio of net investment income
to average net assets:
Before expense waiver/recoupment	0.96%	0.86%	0.50%	0.32%	0.48%
After expense waiver/recoupment	1.02%	0.95%	0.63%	0.46%	0.79%

Portfolio turnover rate	124%	99%	152%	124%	105%

(1)	Total return does not reflect sales charge.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

			For the Period
	Year Ended	Year Ended	Inception through
	April 30, 2020	April 30, 2019	April 30, 2018(1)
Z Class

PER SHARE DATA:
Net asset value, beginning of period	$12.83	$12.37	$12.14

INVESTMENT OPERATIONS:
Net investment income	0.18	0.16	0.11
Net realized and unrealized gain (loss) on investments	(0.32)	1.14	1.03
Total from investment operations	(0.14)	1.30	1.14

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.18)	(0.15)	(0.09)
Distributions from net realized gains	(0.67)	(0.69)	(0.82)
Total distributions	(0.85)	(0.84)	(0.91)

Net asset value, end of period	$11.84	$12.83	$12.37

TOTAL RETURN(2)	(1.78)%	11.73%	9.39%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$254.2	$130.9	$42.7

Ratio of expenses to average net assets(3):
Before expense waiver/recoupment	0.84%	0.88%	0.91%
After expense waiver/recoupment	0.78%	0.78%	0.78%

Ratio of net investment income to average net assets(3):
Before expense waiver/recoupment	1.36%	1.25%	0.94%
After expense waiver/recoupment	1.42%	1.35%	1.07%

Portfolio turnover rate(2)	124%	99%	152%

(1)	Inception date of the Z Class was May 8, 2017.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the year.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2020	2019	2018	2017	2016
Institutional Class

PER SHARE DATA:
Net asset value, beginning of year	$12.80	$12.35	$12.12	$10.74	$10.42

INVESTMENT OPERATIONS:
Net investment income	0.17	0.14	0.11	0.08	0.11
Net realized and unrealized
gain (loss) on investments	(0.31)	1.14	1.03	1.54	0.66
Total from investment operations	(0.14)	1.28	1.14	1.62	0.77

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.18)	(0.14)	(0.09)	(0.08)	(0.11)
Distributions from net realized gains	(0.67)	(0.69)	(0.82)	(0.16)	(0.34)
Total distributions	(0.85)	(0.83)	(0.91)	(0.24)	(0.45)

Net asset value, end of year	$11.81	$12.80	$12.35	$12.12	$10.74

TOTAL RETURN	(1.85)%	11.57%	9.32%	15.15%	7.66%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$1,474.8	$952.0	$463.7	$284.9	$85.6

Ratio of expenses to average net assets:
Before expense waiver/recoupment	0.92%	0.95%	0.99%	1.09%	1.30%
After expense waiver/recoupment	0.93%	0.93%	0.93%	1.00%	1.15%

Ratio of net investment income
to average net assets:
Before expense waiver/recoupment	1.29%	1.18%	0.82%	0.64%	0.89%
After expense waiver/recoupment	1.28%	1.20%	0.88%	0.73%	1.04%

Portfolio turnover rate	124%	99%	152%	124%	105%

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements
April 30, 2020

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Mid Cap Value Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on May 31, 2011.  The Fund currently offers three classes, the Investor Class, the Institutional Class and the Z Class.  Investor Class shares are subject to a 0.25% of average daily net assets of distribution and servicing fee and Investor Class and Institutional Class shares are subject to a shareholder servicing fee of up to 0.15% of average daily net assets.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the year ended April 30, 2020, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the year ended April 30, 2020, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended April 30, 2020, there were no reclassifications.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2020

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for Investor and Institutional shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2020

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,538,985,705	$—	$—	$1,538,985,705
Convertible Preferred Stocks	110,668,764	—	—	110,668,764
Short-Term Investment	131,253,264	—	—	131,253,264
Total Investments in Securities	$1,780,907,733	$—	$—	$1,780,907,733

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.18%, 0.78% and 0.93% of average daily net assets of the Fund’s Investor Class, Z Class and Institutional Class, respectively. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board.  For the year ended April 30, 2020, the Adviser recouped expenses $207,634 relating to fees waived in prior years.  Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
May 2020 – April 2021	$240,694
May 2021 – April 2022	$256,639
May 2022 – April 2023	$213,897

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (“Fund Services” or the “Administrator”), acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2020

Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for Fund Services, including administration, accounting, transfer agency, custody and compliance services for the year ended April 30, 2020, are disclosed as fund services fees in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Trustees of the Fund has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund's distributor.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the year ended April 30, 2020, the Investor Class incurred expenses of $149,139 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of Investor Class and Institutional Class shares.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the year ended April 30, 2020, the Investor and Institutional Class incurred $89,484 and $937,072, respectively, of shareholder servicing fees under the Agreement.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2020

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Year Ended	Year Ended
	April 30, 2020	April 30, 2019
Investor Class:
Shares sold	6,626,930	1,115,052
Shares issued to holders in reinvestment of distributions	278,387	164,473
Shares redeemed	(1,753,435)	(629,958)
Net increase in Investor Class shares	5,151,882	649,567

Z Class:
Shares sold	13,651,257	7,150,125
Shares issued to holders in reinvestment of distributions	420,861	228,956
Shares redeemed	(2,810,250)	(629,190)
Net increase in Z Class shares	11,261,868	6,749,891

Institutional Class:
Shares sold	70,738,799	54,555,046
Shares issued to holders in reinvestment of distributions	5,438,475	3,525,697
Shares redeemed	(25,652,164)	(21,256,246)
Net increase in Institutional Class shares	50,525,110	36,824,497
Net increase in shares outstanding	66,938,860	44,223,955

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended April 30, 2020, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$2,379,135,383	$1,656,478,826

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2020, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$143,274,883	$(142,884,658)	$390,225	$1,780,517,508

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2020, components of distributed earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Appreciation	Losses
$1,029,972	$—	$(51,255,508)	$390,225	$(49,835,311)

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2020

As of April 30, 2020, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended April 30, 2020, the Fund deferred, on a tax basis, post October capital loss deferrals of $48,452,380.

The tax character of distributions paid during the year ended April 30, 2020, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$60,984,768	$37,639,950	$98,624,718

The tax character of distributions paid during the year ended April 30, 2019, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$31,629,799	$18,852,200	$50,481,999

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2020.

9.  GENERAL RISK

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

10.  SECTOR RISK

As of April 30, 2020, the Fund had a significant portion of its assets invested in the financials sector. Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

NUANCE MID CAP VALUE FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of Nuance Mid Cap Value Fund and
Board of Trustees of Managed Portfolio Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nuance Mid Cap Value Fund (the “Fund”), a series of Managed Portfolio Series, as of April 30, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Nuance Investments, LLC’s investment companies since 2011.

COHEN & COMPANY, LTD.

Cleveland, Ohio
June 25, 2020

NUANCE MID CAP VALUE FUND

Additional Information (Unaudited)
April 30, 2020

TRUSTEES AND OFFICERS

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Independent Trustees

Leonard M. Rush,	Lead	Indefinite	39	Retired, Chief Financial	Independent Trustee,
CPA	Independent	Term; Since		Officer, Robert W. Baird	ETF Series Solutions
615 E. Michigan St.	Trustee	April 2011		& Co. Incorporated	(49 Portfolios) (2012-
Milwaukee, WI 53202	and Audit			(2000-2011).	Present); Director,
Year of Birth: 1946	Committee				Anchor Bancorp
	Chairman				Wisconsin, Inc.
(2011-2013)

David A. Massart	Trustee	Indefinite	39	Co-Founder and Chief	Independent Trustee,
615 E. Michigan St.	and	Term; Since		Investment Strategist,	ETF Series Solutions
Milwaukee, WI 53202	Valuation	April 2011		Next Generation Wealth	(49 Portfolios)
Year of Birth: 1967	Committee			Management, Inc.	(2012-Present)
	Chairman			(2005-Present).

NUANCE MID CAP VALUE FUND

Additional Information (Unaudited) – Continued
April 30, 2020

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Independent Trustees

David M. Swanson	Trustee	Indefinite	39	Founder and Managing	Independent Trustee,
615 E. Michigan St.	and	Term; Since		Principal, SwanDog	ALPS Variable
Milwaukee, WI 53202	Nominating	April 2011		Strategic Marketing,	Investment Trust
Year of Birth: 1957	& Governance			LLC (2006-Present).	(7 Portfolios) (2006-
	Committee				Present); Independent
	Chairman				Trustee, RiverNorth
Opportunities
Closed-End Fund
(2015-Present);
Independent Trustee,
RiverNorth Funds
(3 Portfolios) (2018-
Present); RiverNorth
Managed Duration
Municipal Income
Fund Inc. (1 Portfolio)
(2019-Present);
RiverNorth Marketplace
Lending Corporation
(1 Portfolio) (2018-
Present); RiverNorth/
DoubleLine Strategic
Opportunity Fund, Inc.
(1 Portfolio) (2018-
Present); RiverNorth
Opportunities Fund, Inc.
(1 Portfolio) (2013-
Present); RiverNorth
Opportunistic
Municipal Income Fund,
Inc. (1 Portfolio)
(2018-Present)

Interested Trustee

Robert J. Kern*	Chairman,	Indefinite	39	Retired (July 2018-Present);	None
615 E. Michigan St.	and Trustee	Term; Since		Executive Vice President,
Milwaukee, WI 53202		January 2011		U.S. Bancorp Fund Services,
Year of Birth: 1958				LLC (1994-2018).

*
Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was a board member of the Fund’s principal underwriter, Quasar Distributors, LLC, an affiliate of the Administrator.

NUANCE MID CAP VALUE FUND

Additional Information (Unaudited) – Continued
April 30, 2020

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Officers

Brian R. Wiedmeyer	President and	Indefinite	N/A	Vice President, U.S.	N/A
615 E. Michigan St.	Principal	Term; Since		Bancorp Fund Services,
Milwaukee, WI 53202	Executive	November		LLC (2005-Present).
Year of Birth: 1973	Officer	2018

Deborah Ward	Vice President,	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	Chief	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Compliance	April 2013		LLC (2004-Present).
Year of Birth: 1966	Officer and
Anti-Money
Laundering
Officer

Benjamin Eirich	Treasurer,	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Principal	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Financial	August 2019		LLC (2008-Present).
Year of Birth: 1981	Officer and	(Treasurer);
	Vice President	Since
November
2018 (Vice
President)

Thomas A. Bausch,	Secretary	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
Esq.		Term; Since		Fund Services, LLC (2016-
615 E. Michigan St.		November		Present); Associate, Godfrey
Milwaukee, WI 53202		2017		& Kahn S.C. (2012-2016).
Year of Birth: 1979

Douglas Schafer	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	and Vice	May 2016		LLC (2002-Present).
Year of Birth: 1970	President	(Assistant
Treasurer);
Since
November
2018 (Vice
President)

Michael J. Cyr II	Assistant	Indefinite	N/A	Officer, U.S. Bancorp Fund	N/A
615 E. Michigan St.	Treasurer	Term; Since		Services, LLC (2013-Present).
Milwaukee, WI 53202	and Vice	August 2019
Year of Birth: 1992	President

NUANCE MID CAP VALUE FUND

Additional Information (Unaudited) – Continued
April 30, 2020

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Fund’s Part F of Form N-PORT may also be obtained by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended April 30, 2020, certain dividends paid by the Fund may be reported as qualified dividend income and may be eligible for taxation at capital gains rates.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 46.99% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended April 30, 2020 was 39.38% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 68.89%.

NUANCE MID CAP VALUE FUND

Approval of Investment Advisory Agreement (Unaudited)

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 17-18, 2020, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Nuance Investments, LLC (“Nuance” or “Adviser”) regarding the Nuance Mid Cap Value Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 7, 2020, the Trustees received and considered information from Nuance and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant including the following: (1) the nature, extent, and quality of the services to be provided by Nuance with respect to the Fund; (2) the Fund’s historical performance as managed by Nuance; (3) the costs of the services to be provided by Nuance and the profits to be realized by Nuance from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Nuance resulting from its relationship with the Fund.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them, and did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board including at a presentation by representatives from Nuance, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Nuance as set forth in the New Advisory Agreement, as the agreement relates to the Fund, are fair and reasonable in light of the services that Nuance will perform, the investment advisory fees that Nuance will receive for such services, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement, as it relates to the Fund, are summarized below.

Nature, Extent and Quality of Services Provided to the Fund.  The Trustees considered the scope of services that Nuance provides under the Investment Advisory Agreement, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining for the Fund the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Nuance effected on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws.  The Trustees noted Nuance’s assets under management and its strong capitalization.  The Trustees considered the investment philosophy of the Fund’s portfolio managers who have managed the Fund since its inception dates and their

NUANCE MID CAP VALUE FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

investment analysis and portfolio management experience, noting one portfolio manager’s significant experience managing assets utilizing investment objectives similar to those of the Fund.  The Trustees concluded that they were satisfied with the nature, extent and quality of services that Nuance provides to the Fund under the Investment Advisory Agreement.

Investment Performance of the Fund.  In assessing the quality of the portfolio management delivered by Nuance, the Trustees reviewed the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to an appropriate securities benchmark index, the Fund’s peer funds according to Morningstar classifications, and the Fund’s composite of separate accounts that Nuance manages utilizing investment strategies similar to those of the Fund.  While the Trustees considered both short-term and longer-term performance of the Fund, they placed greater emphasis on longer term performance.  When reviewing the Fund’s performance against its Morningstar peer group, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in its peer group. The Trustees considered that the Mid Cap Value Fund outperformed its peer group median and average over the year-to-date, one-year, three-year and five-year period ended October 31, 2019. The Trustees also considered that the Fund had underperformed its primary benchmark over the year-to-date, three-year and five-year periods ended October 31, 2019 but outperformed its primary benchmark over the one-year period ended October 31, 2019. The Trustees also considered that the Fund had outperformed its secondary benchmark over all periods. The Trustees then observed that the Fund’s performance was consistent with the performance of a composite of similar accounts managed by Nuance over all relevant time periods.

Comparative Fee and Expense Data.  The Board reviewed and considered the advisory fee payable by the Fund to Nuance under the Investment Advisory Agreement.  The Board compared the Fund’s contractual advisory fee and total expense ratio to industry data with respect to other mutual funds in the same Morningstar peer group.  The Board noted that the Fund’s contractual management fee is above the peer group median and average.  The Board also noted that the total expenses for the Fund’s Z Class is above the peer group median but equal to the average. The Trustees noted that when compared to similarly sized funds, the total expenses for the Fund’s Z Class was equal to the peer group average and below the peer group median. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Nuance’s advisory fee with respect to the Fund continues to be reasonable.

Cost of Advisory Services and Profitability.  The Trustees considered the annual advisory fee that the Fund pays to Nuance under the Investment Advisory Agreement, as well as Nuance’s profitability from services that Nuance rendered to the Fund under the Investment Advisory Agreement during the 12 month period ended September 30, 2019. The Trustees also considered the effect of an expense limitation agreement on Nuance’s compensation and that Nuance has contractually agreed to reduce its advisory fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus.  The Trustees also considered the management fees Nuance charges to separately managed accounts with investment strategies similar to those of the Fund.  They observed that Nuance charges management fees that range above and below the management fees charged to the Fund, depending on assets under management. The Trustees also took into account, however, that Nuance has additional responsibilities with respect to the Fund, including additional compliance obligations and the preparation of Board and shareholder materials, which justify a higher fee.  The Trustees concluded that Nuance’s service relationship with the Fund has yielded a reasonable profit.

NUANCE MID CAP VALUE FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

Economies of Scale.  The Trustees then considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fees for the Fund in the Investment Advisory Agreement do not contain breakpoints.  The Trustees additionally took into account the fact that Nuance had expressed reservations about adopting breakpoints for the Fund because of concerns about potential capacity constraints associated with the Fund’s strategy.

Other Benefits to Nuance.  The Trustees considered the direct and indirect benefits that could be realized by Nuance from Nuance’s relationship with the Fund. The Trustees considered the extent to which Nuance utilizes soft dollar arrangements with respect to portfolio transactions, and that Nuance does not use affiliated brokers to execute the Fund’s portfolio transactions.  While the Trustees noted that the Fund utilizes Rule 12b-1 fees to pay for shareholder and distribution services related to Investor Class shareholders of the Fund, the Trustees observed that distribution expenses that Nuance incurred significantly exceed any Rule 12b-1 payments from the Fund.  The Trustees considered that Nuance may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Nuance does not receive additional material benefits from its relationship with the Fund.

 (This Page Intentionally Left Blank.)

NUANCE MID CAP VALUE FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 1250
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-ANNUAL-MCV

Nuance Concentrated Value Long-Short Fund

Investor Class Shares – NCLIX
Institutional Class Shares – NCLSX

Annual Report

www.nuanceinvestments.com	April 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (the “SEC”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.nuanceinvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 855-682-6233 or by sending an e-mail request to client.services@nuanceinvestments.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 855-682-6233 or send an e-mail request to client.services@nuanceinvestments.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

April 30, 2020

Dear Fellow Shareholders:

We are pleased to write our annual shareholder letter for the Nuance Concentrated Value Long-Short Fund (the “Fund”). The Fund seeks long-term capital appreciation by taking long positions in securities priced below, and short positions in securities priced above, our internal view of their estimated intrinsic value. The Fund will typically maintain 15-35 long positions and up to 50 short positions.

Average Annual Rates of Return as of April 30, 2020:

	6 Months	1 Year	3 Year	Since Inception(1)
Institutional Class	13.83%	11.10%	5.91%	7.66%
S&P 500 Index(2)	-3.16%	0.86%	9.04%	10.74%

	6 Months	1 Year	3 Year	Since Inception(1)
Investor Class	13.68%	10.91%	5.65%	7.34%
S&P 500 Index(2)	-3.16%	0.86%	9.04%	10.74%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely based on returns. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

The Fund has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.55% of the average daily net assets of the Investor Class and 1.30% of the average daily net assets of the Institutional Class through at least August 28, 2020.

Institutional Class Gross Expense Ratio –3.79%	Net Expense Ratio – 3.36%
Investor Class Gross Expense Ratio – 4.04%	Net Expense Ratio – 3.61%

(1)	December 31, 2015
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

In terms of performance, since its inception on December 31, 2015 through April 30, 2020, the Institutional Class is up 7.66 percent versus its primary index – the S&P 500 Index – up 10.74 percent. Given the short history of the Fund, we do not read much into our since inception performance. While our Nuance Concentrated Value Long Short Fund outperformed the benchmark over the 1 year and 6-month time horizons, Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients each month, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough   fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long-term. To do this, we focus our attention on studying one company at a time using the Nuance approach.
1

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Nuance employs a bottoms-up stock selection process that emphasizes one stock at a time valuation and fundamental work. Sector/industry weightings are a fallout primarily of the emphasis of the team to optimize the risk versus reward profile of the portfolio. We would note that often specific events will result in an entire industry or sector being out of favor and thus showing positively skewed risk versus rewards. During those periods, we are likely to be overweight those areas. The reverse is also true and certain sectors or industries can become overvalued at the same time. During those periods we would be underweight. Those decisions are made as a direct result of the time tested process of studying valuations for leading business franchises one stock at a time as opposed to a top-down view of a space.

The Investment Team believes the investment opportunity set has become more balanced over the last few months with solid risk/rewards to be found on both sides of the Fund’s investment portfolio. As a point of reference, as of April 30, 2020, the median company in the proprietary Nuance long universe, which consists of approximately 250 companies we view as industry leaders, was trading at a roughly 20% premium to what the Investment Team would consider to be fair value. In other words, the universe appeared to be around 20% over-valued on average, per our internal estimates. In addition, according to our company-by-company valuation work, this same universe had around 65% downside potential. This implies that if our list of 250 companies were to all trade down to their historic trough valuation multiples, then the average stock in our long universe could go down by around 65%.

On the long side of the portfolio, the Investment Team believes attractive investments with reasonable risk/ rewards have become more plentiful and can be found within a variety of sub-industries of the economy including the Health Care Supplies, Property & Casualty Insurance, Health Care Equipment, and distillers & vintners sub-industries. On the short side of the portfolio, the Investment Team believes the opportunity set has compressed some with the recent market pullback. However, we believe a variety of attractive short investments are still available and can be found within the Packaged Foods & Meats, Environmental & Facilities Services, Auto Insurers, and Hypermarkets & Super Centers sub-industries of the economy, to name a few.

Finally, our entire firm continues to operate Nuance under our Nuance Business Continuity Plan (BCP) and would like to assure our clients that our planning in previous years has led to execution levels on par with our in the office efforts. If any of you have any questions about how this BCP plan works or our day-to-day processes during this period, please do not hesitate to reach out to our team.

Chad Baumler, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 855-682-6233 to sign-up.

This report must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Nuance Investments, LLC is the advisor to the Nuance Concentrated Value Long-Short Fund which is distributed by Quasar Distributors, LLC.
2

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-682-6233. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of April 30, 2020

			Since
	1 Year	3 Year	Inception(1)
Investor Class	10.91%	5.65%	7.34%
Institutional Class	11.10%	5.91%	7.66%
S&P 500 Index(2)	0.86%	9.04%	10.74%

(1)	December 31, 2015.
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

The following is expense information for the Nuance Concentrated Value Long-Short Fund as disclosed in the Fund’s most recent prospectus dated August 28, 2019:

Institutional Class Gross Expense Ratio –3.79%	Net Expense Ratio – 3.36%
Investor Class Gross Expense Ratio – 4.04%	Net Expense Ratio – 3.61%

3

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.55% of the average daily net assets of the Investor Class and 1.30% of the average daily net assets of the Institutional Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least August 28, 2020. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with consent of the Board.
4

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Expense Example (Unaudited)
April 30, 2020

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 – April 30, 2020).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (11/1/19)	Value (4/30/20)	(11/1/19 to 4/30/20)
Investor Class
Actual(2)(3)	$1,000.00	$1,136.80	$19.29
Hypothetical(4) (5% return before expenses)	$1,000.00	$1,006.81	$18.11

Institutional Class
Actual(2)(3)	$1,000.00	$1,138.30	$17.76
Hypothetical(4) (5% return before expenses)	$1,000.00	$1,008.25	$16.68

(1)
Expenses are equal to the Fund’s annualized expense ratio for the six-month period  of 3.63% and 3.34% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period of 13.68% and 13.83% for the Investor Class and Institutional Class, respectively.
(3)	Excluding dividends and interest on short positions, the actual expenses would be $8.23 and $6.91 for the Investor Class and Institutional Class, respectively.
(4)	Excluding dividends and interest on short positions, the hypothetical expenses would be $7.77 and $6.52 for the Investor Class and Institutional Class, respectively.

5

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Allocation of Portfolio(1)(2) (% of Net Assets) (Unaudited)
April 30, 2020

Top Ten Long Equity Positions(1)(2) (Unaudited)
as of April 30, 2020 (% of Net Assets)

Travelers Companies, Inc.	7.3%
Dentsply Sirona, Inc.	6.5%
Chubb Ltd.	6.5%
Diageo PLC – ADR	5.9%
3M Co.	4.7%
Merit Medical Systems, Inc.	4.3%
Amphenol Corp. – Class A	4.1%
WABCO Holdings, Inc.	3.8%
Smith & Nephew – ADR	3.8%
Sanderson Farms, Inc.	3.4%

Top Five Short Positions(2) (Unaudited)
as of April 30, 2020 (% of Net Assets)

Dollar General Corp.	-4.1%
Sherwin-Williams Co.	-3.9%
Progressive Corp.	-3.8%
Home Depot, Inc.	-3.7%
Costco Wholesale Corp.	-3.7%

(1)	Excludes short positions.
(2)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
ADR – American Depository Receipt
6

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Investments
April 30, 2020

	Shares	Value
COMMON STOCKS – 81.1%

Communication Services – 2.9%
Alphabet, Inc. – Class A (a)*	1,378	$1,855,753

Consumer Staples – 12.7%
Cal-Maine Foods, Inc. (a)	30,862	1,281,081
Diageo PLC – ADR (a)	27,218	3,773,776
Henkel AG & Co. KGaA – ADR (a)	48,858	951,754
Sanderson Farms, Inc. (a)	15,878	2,161,631
		8,168,242

Financials – 23.9%
Charles Schwab Corp. (a)	47,814	1,803,544
Chubb Ltd. (a)	38,732	4,183,443
MetLife, Inc. (a)	33,446	1,206,732
Northern Trust Corp. (a)	22,481	1,779,596
Reinsurance Group of America, Inc. (a)	10,580	1,107,514
Travelers Companies, Inc. (a)	46,686	4,725,090
Valley National Bancorp (a)	75,072	627,602
		15,433,521

Healthcare – 18.9%
Dentsply Sirona, Inc. (a)	98,599	4,184,542
Globus Medical, Inc. – Class A (a)*	25,355	1,203,348
ICU Medical, Inc. (a)*	7,324	1,606,227
Merit Medical Systems, Inc. (a)*	68,027	2,776,862
Smith & Nephew – ADR (a)	61,496	2,439,546
		12,210,525

Industrials – 12.2%
ABB Ltd. – ADR (a)	32,101	602,215
Amphenol Corp. – Class A (a)	30,278	2,672,336
Epiroc Aktiebolag – ADR (a)	46,770	469,571
Lindsay Corp. (a)	9,994	899,460
Schneider Electric SE – ADR (a)	42,847	778,316
WABCO Holdings, Inc. (a)*	18,175	2,442,356
		7,864,254

Materials – 4.7%
3M Co. (a)	19,958	3,032,019

Real Estate – 2.8%
Equity Commonwealth (a)	53,491	1,816,019

See Notes to the Financial Statements
7

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Investments – Continued
April 30, 2020

	Shares	Value

Utilities – 3.0%
Essential Utilities, Inc. (a)	20,644	$862,713
SJW Group (a)	17,644	1,050,347
		1,913,060
Total Common Stocks
(Cost $47,104,088)		52,293,393

SHORT-TERM INVESTMENT – 6.8%
First American Government Obligations Fund, Class X, 0.25% (a)^
(Cost $4,374,594)	4,374,594	4,374,594
Total Investments – 87.9%
(Cost $51,478,682)		56,667,987
Other Assets and Liabilities, Net – 12.1%		7,772,499
Total Net Assets – 100.0%		$64,440,486

(a)	All or a portion of this security is designated as collateral for securities sold short. As of April 30, 2020, the value of the collateral was $56,667,987.
*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of April 30, 2020.
ADR – American Depositary Receipt

See Notes to the Financial Statements
8

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Securities Sold Short
April 30, 2020

	Shares	Value
COMMON STOCKS – 73.1%

Communication Services – 1.8%
Charter Communications, Inc.*	2,387	$1,182,114

Consumer Discretionary – 14.6%
AutoZone, Inc.*	434	442,819
Cintas Corp.	6,037	1,339,188
Home Depot, Inc.	10,969	2,411,315
McDonalds Corp.	5,300	994,068
O’Reilly Automotive, Inc.*	3,200	1,236,288
Restaurant Brands International, Inc.	8,822	434,925
Ross Stores, Inc.	12,280	1,121,901
TJX Companies, Inc.	7,128	349,628
Yum China Holding, Inc.	12,321	1,064,904
		9,395,036

Consumer Staples – 16.2%
Coca-Cola Co.	23,990	1,100,901
Colgate-Palmolive Co.	6,320	444,106
Costco Wholesale Corp.	7,939	2,405,517
Dollar General Corp.	15,025	2,633,883
General Mills	8,871	531,284
Hormel Foods Corp.	23,844	1,117,091
Kroger Co.	11,029	348,627
Mondelez International, Inc.	8,978	461,828
Nestle SA – ADR	4,299	451,825
PepsiCo, Inc.	3,724	492,648
Procter & Gamble	3,626	427,397
		10,415,107

Energy – 2.1%
Canadian Natural Resources Ltd.	13,360	223,914
Enbridge, Inc.	14,817	454,586
Suncor Energy, Inc.	11,598	207,024
TC Energy	9,342	433,095
		1,318,619

Financials – 7.2%
Allstate Corp.	10,253	1,042,935
Bank of America Corp.	13,862	333,381
JPMorgan Chase & Co.	3,372	322,903
Marsh & McLennan Companies, Inc.	5,427	528,210
Progressive Corp.	31,256	2,416,089
		4,643,518

See Notes to the Financial Statements
9

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Securities Sold Short – Continued
April 30, 2020

	Shares	Value

Healthcare – 1.7%
HCA Healthcare, Inc.	5,151	$565,992
Merck & Co., Inc.	6,441	511,029
		1,077,021

Industrials – 14.7%
CSX Corp.	8,961	593,487
Eaton Corporation PLC	5,994	500,499
Illinois Tool Works, Inc.	13,819	2,245,587
Republic Services, Inc.	24,518	1,920,740
Trane Technologies	12,059	1,054,198
Union Pacific Corp.	7,356	1,175,415
Waste Management, Inc.	19,787	1,979,096
		9,469,022

Information Technology – 0.7%
Automatic Data Processing, Inc.	3,154	462,660

Materials – 7.1%
Air Products and Chemicals, Inc.	2,292	517,029
Avery Dennison Corp.	4,767	526,229
Ball Corp.	16,133	1,058,164
Sherwin-Williams Co.	4,649	2,493,584
		4,595,006

Real Estate – 5.4%
Equity Residential	6,444	419,246
Prologis, Inc.	25,278	2,255,556
Public Storage	2,417	448,233
Realty Income Corp.	6,742	370,271
		3,493,306

Utilities – 1.6%
WEC Energy Group, Inc.	5,750	520,662
Xcel Energy, Inc.	8,100	514,836
		1,035,498
Total Securities Sold Short
(Proceeds $47,981,834)		$47,086,907

*	Non-income producing security
ADR – American Depositary Receipt

See Notes to the Financial Statements
10

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statement of Assets and Liabilities
April 30, 2020

ASSETS:
Investments, at value
(cost $51,478,682)	$56,667,987
Cash(1)	29,172
Deposits at broker(1)	49,240,401
Receivable for investment securities sold	2,868,845
Receivable for capital shares sold	2,913,706
Dividends & interest receivable	65,977
Prepaid expenses	19,625
Total assets	111,805,713

LIABILITIES:
Securities sold short, at value (proceeds $47,981,834)	47,086,907
Dividends payable	52,125
Payable for investment securities purchased	137,410
Payable to investment adviser	40,613
Payable for fund services fees	14,677
Payable for trustee fees	544
Accrued distribution & shareholder service fees	8,895
Accrued expenses	24,056
Total liabilities	47,365,227

NET ASSETS	$64,440,486

NET ASSETS CONSIST OF:
Paid-in capital	$60,227,500
Total distributable earnings	4,212,986
Net Assets	$64,440,486

	Investor	Institutional
	Class	Class
Net Assets	$7,525,090	$56,915,396
Shares issued and outstanding(2)	644,458	4,816,051
Net asset value, redemption price and offering price per share	$11.68	$11.82

(1)	Pledged as collateral for securities sold short.
(2)	Unlimited shares authorized with no par value.

See Notes to the Financial Statements
11

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statement of Operations
For the Year Ended April 30, 2020

INVESTMENT INCOME:
Dividend income	$907,619
Interest income, including broker interest on short positions	634,266
Total investment income	1,541,885

EXPENSES:
Dividend expense	985,305
Investment adviser fees (See Note 4)	485,526
Fund services fees (See Note 4)	46,203
Federal & state registration fees	30,141
Audit fees	18,501
Trustee fees (See Note 4)	14,018
Legal fees	8,373
Postage & printing fees	7,079
Other	3,415
Insurance fees	1,388
Distribution & shareholder service fees (See Note 5):
Investor Class	13,486
Institutional Class	43,001
Total expenses before waiver	1,656,436
Fee recoupment (see Note 4)	2,314
Less: waiver from investment adviser (See Note 4)	(33,832)
Net expenses	1,624,918

NET INVESTMENT LOSS	(83,033)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on transactions from:
Investments	(2,779,555)
Securities sold short	3,232,104
Net change in unrealized appreciation/depreciation on:
Investments	2,130,809
Securities sold short	3,605,052
Net realized and unrealized gain on investments	6,188,410

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,105,377

See Notes to the Financial Statements
12

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	April 30, 2020	April 30, 2019
OPERATIONS:
Net investment loss	$(83,033)	$(7,533)
Net realized gain (loss) on transactions from:
Investments	(2,779,555)	2,084,067
Securities sold short	3,232,104	(1,882,408)
Net change in unrealized appreciation/depreciation on:
Investments	2,130,809	1,332,237
Securities sold short	3,605,052	(884,648)
Net increase in net assets resulting from operations	6,105,377	641,715

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	6,237,866	2,370,376
Proceeds from reinvestment of distributions	48,913	45,321
Payments for shares redeemed	(1,610,292)	(344,898)
Increase in net assets resulting from Investor Class transactions	4,676,487	2,070,799
Institutional Class:
Proceeds from shares sold	32,775,676	7,581,533
Proceeds from reinvestment of distributions	563,463	1,676,904
Payments for shares redeemed	(10,914,375)	(23,516,071)
Increase (Decrease) in net assets resulting
from Institutional Class transactions	22,424,764	(14,257,634)
Net increase (decrease) in net assets resulting
from capital share transactions	27,101,251	(12,186,835)

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(48,913)	(45,321)
Institutional Class	(793,059)	(1,730,461)
Total distributions to shareholders	(841,972)	(1,775,782)

TOTAL INCREASE (DECREASE) IN NET ASSETS	32,364,656	(13,320,902)

NET ASSETS:
Beginning of year	32,075,830	45,396,732
End of year	$64,440,486	$32,075,830

See Notes to the Financial Statements
13

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Year Ended	Year Ended		Year Ended	Year Ended	For the Period
	April 30,	April 30,		April 30,	April 30,	Inception(1) through
	2020	2019		2018	2017	April 30, 2016
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$10.68	$10.90		$11.26	$11.01	$10.00

INVESTMENT OPERATIONS:
Net investment loss	(0.02)	(0.03	)(2)	(0.52)	(0.34)	(0.00	)(3)
Net realized and unrealized
gain on investments	1.17	0.55		0.65	0.86	1.01
Total from investment operations	1.15	0.52		0.13	0.52	1.01

LESS DISTRIBUTIONS:
Distributions from net realized gains	(0.15)	(0.74)		(0.49)	(0.27)	—
Total distributions	(0.15)	(0.74)		(0.49)	(0.27)	—

Net asset value, end of period	$11.68	$10.68		$10.90	$11.26	$11.01

TOTAL RETURN(4)	10.91%	4.96%		1.29%	4.69%	10.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$7.5	$2.6		$0.4	$1.3	$0.2

Ratio of expenses to average net assets(5):
Before expense waiver	3.71%	4.16%		3.07%	3.48%	3.61%
After expense waiver	3.59%	3.60%		2.84%	3.04%	2.06%

Ratio of expenses excluding dividend
expense to average net assets(5):
Before expense waiver	1.67%	2.11%		1.78%	1.99%	3.10%
After expense waiver	1.55%	1.55%		1.55%	1.55%	1.55%

Ratio of net investment loss
to average net assets(5):
Before expense waiver	(0.53)%	(0.84)%		(1.43)%	(1.92)%	(1.58)%
After expense waiver	(0.41)%	(0.28)%		(1.20)%	(1.48)%	(0.03)%

Portfolio turnover rate(4)	156%	123%		177%	93%	51%

(1)	Inception date of Fund was December 31, 2015.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount rounds to less than $(0.01).
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements
14

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	Year Ended	Year Ended		Year Ended	Year Ended	For the Period
	April 30,	April 30,		April 30,	April 30,	Inception(1) through
	2020	2019		2018	2017	April 30, 2016
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$10.81	$10.99		$11.32	$11.02	$10.00

INVESTMENT OPERATIONS:
Net investment loss	(0.01)	(0.00	)(2)(3)	(0.12)	(0.06)	(0.00	)(3)
Net realized and unrealized
gain on investments	1.19	0.56		0.28	0.63	1.02
Total from investment operations	1.18	0.56		0.16	0.57	1.02

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.02)	—		—	—	—
Distributions from net realized gains	(0.15)	(0.74)		(0.49)	(0.27)	—
Total distributions	(0.17)	(0.74)		(0.49)	(0.27)	—

Net asset value, end of period	$11.82	$10.81		$10.99	$11.32	$11.02

TOTAL RETURN(4)	11.10%	5.30%		1.56%	5.15%	10.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$56.9	$29.5		$45.0	$52.3	$17.4

Ratio of expenses to average net assets(5):
Before expense waiver/recoupment	3.39%	3.69%		2.73%	3.20%	3.73%
After expense waiver/recoupment	3.33%	3.33%		2.56%	2.75%	2.18%

Ratio of expenses excluding dividend
expense to average net assets(5):
Before expense waiver/recoupment	1.36%	1.66%		1.47%	1.75%	2.85%
After expense waiver/recoupment	1.30%	1.30%		1.30%	1.30%	1.30%

Ratio of net investment loss
to average net assets(5):
Before expense waiver/recoupment	(0.21)%	(0.37)%		(1.09)%	(1.43)%	(1.70)%
After expense waiver/recoupment	(0.15)%	(0.01)%		(0.92)%	(0.98)%	(0.15)%

Portfolio turnover rate(4)	156%	123%		177%	93%	51%

(1)	Inception date of Fund was December 31, 2015.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount rounds to less than $(0.01).
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements
15

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements
April 30, 2020

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Concentrated Value Long-Short Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on December 31, 2015.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Investor Class shares are subject to a 0.25% of average daily net assets distribution and servicing fee and each class of shares is subject to a shareholder servicing fee of up to 0.15% of average daily net assets.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the year ended April 30, 2020, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the year ended April 30, 2020, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income and expense is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended April 30, 2020, there were no reclassifications.
16

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements – Continued
April 30, 2020

Short Sales – A short sale is the sale by the Fund of a security which they do not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short.  In addition, the Fund segregates liquid securities at least equal to the fair value of the securities sold short (not including the proceeds from the short sales).  Cash deposits by the Fund are presented as deposits at broker on the Statement of Assets and Liabilities and may exceed federally insured limits.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

17

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements – Continued
April 30, 2020

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees(the “Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$52,293,393	$—	$—	$52,293,393
Short-Term Investment	4,374,594	—	—	4,374,594
Total Investments in Securities	$56,667,987	$—	$—	$56,667,987

Securities Sold Short
Common Stocks	$(47,086,907)	$—	$—	$(47,086,907)
Total Securities Sold Short	$(47,086,907)	$—	$—	$(47,086,907)

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.00% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage, dividends and interest on short positions, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.55% and 1.30% of average daily net assets of the Fund’s Investor Class and
18

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements – Continued
April 30, 2020

Institutional Class, respectively.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board.  For the year ended April 30, 2020, the Adviser recouped expenses of $2,314 relating to fees waived in prior years. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
May 2020 – April 2021	$95,714
May 2021 – April 2022	$124,669
May 2022 – April 2023	$33,832

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (“Fund Services” or the “Administrator”), acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for Fund Services, including administration, accounting, transfer agency, custody and compliance services for the year ended April 30, 2020, are disclosed as fund services fees in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Trustees of the Fund has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund's distributor.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the year ended April 30, 2020, the Investor Class incurred expenses of $8,429 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services
19

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements – Continued
April 30, 2020

provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the year ended April 30, 2020, the Investor and Institutional Class incurred $5,057 and $43,001, respectively, of shareholder servicing fees under the Agreement.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Year Ended	Year Ended
	April 30, 2020	April 30, 2019
Investor Class:
Shares sold	554,852	225,319
Shares issued to holders in reinvestment of distributions	4,542	4,362
Shares redeemed	(152,586)	(32,644)
Net increase in Investor Class shares	406,808	197,037
Institutional Class:
Shares sold	3,045,104	706,441
Shares issued to holders in reinvestment of distributions	51,741	159,705
Shares redeemed	(1,014,221)	(2,223,393)
Net increase (decrease) in Institutional Class shares	2,082,624	(1,357,247)
Net increase (decrease) in shares outstanding	2,489,432	(1,160,210)

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments and securities sold short, by the Fund for the year ended April 30, 2020, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$92,295,377	$65,657,926

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities and securities sold short held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2020, the Fund’s most recent fiscal year end, were as follows:

			Federal
			Income
			Tax Cost,
			Net of Proceeds
Aggregate Gross	Aggregate Gross		for Securities
Appreciation	Depreciation	Net	Sold Short
$9,468,066	$(8,344,577)	$1,123,489	$8,457,591

20

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements – Continued
April 30, 2020

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2020, components of accumulated loss on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Appreciation	Gain
$2,746,078	$565,526	$(222,107)	$1,123,489	$4,212,986

As of April 30, 2020, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended April 30, 2020, the Fund does not plan to defer any qualified later year losses.

The tax character of distributions paid during the year ended April 30, 2020, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$102,122	$739,850	$841,972

The tax character of distributions paid during the year ended April 30, 2019, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$—	$1,775,782	$1,775,782

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2020.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2020, National Financial Services, LLC and Charles Schwab & Co. Inc., for the benefit of its customers, owned 26.46% and 27.55% of the Fund, respectively.

10. GENERAL RISK

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.
21

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of Nuance Concentrated Value Long-Short Fund and
Board of Trustees of Managed Portfolio Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and securities sold short, of Nuance Concentrated Value Long-Short Fund (the “Fund”), a series of Managed Portfolio Series, as of April 30, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Nuance Investments, LLC’s investment companies since 2011.

COHEN & COMPANY, LTD.

Cleveland, Ohio
June 25, 2020

22

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Additional Information (Unaudited)
April 30, 2020

TRUSTEES AND OFFICERS

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Independent Trustees

Leonard M. Rush,	Lead	Indefinite	39	Retired, Chief Financial	Independent Trustee,
CPA	Independent	Term; Since		Officer, Robert W. Baird	ETF Series Solutions
615 E. Michigan St.	Trustee	April 2011		& Co. Incorporated	(49 Portfolios) (2012-
Milwaukee, WI 53202	and Audit			(2000-2011).	Present); Director,
Year of Birth: 1946	Committee				Anchor Bancorp
	Chairman				Wisconsin, Inc.
(2011-2013)

David A. Massart	Trustee	Indefinite	39	Co-Founder and Chief	Independent Trustee,
615 E. Michigan St.	and	Term; Since		Investment Strategist,	ETF Series Solutions
Milwaukee, WI 53202	Valuation	April 2011		Next Generation Wealth	(49 Portfolios)
Year of Birth: 1967	Committee			Management, Inc.	(2012-Present)
	Chairman			(2005-Present).

23

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Additional Information (Unaudited) – Continued
April 30, 2020

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Independent Trustees

David M. Swanson	Trustee	Indefinite	39	Founder and Managing	Independent Trustee,
615 E. Michigan St.	and	Term; Since		Principal, SwanDog	ALPS Variable
Milwaukee, WI 53202	Nominating	April 2011		Strategic Marketing,	Investment Trust
Year of Birth: 1957	& Governance			LLC (2006-Present).	(7 Portfolios) (2006-
	Committee				Present); Independent
	Chairman				Trustee, RiverNorth
Opportunities
Closed-End Fund
(2015-Present);
Independent Trustee,
RiverNorth Funds
(3 Portfolios) (2018-
Present); RiverNorth
Managed Duration
Municipal Income
Fund Inc. (1 Portfolio)
(2019-Present);
RiverNorth Marketplace
Lending Corporation
(1 Portfolio) (2018-
Present); RiverNorth/
DoubleLine Strategic
Opportunity Fund, Inc.
(1 Portfolio) (2018-
Present); RiverNorth
Opportunities Fund, Inc.
(1 Portfolio) (2013-
Present); RiverNorth
Opportunistic
Municipal Income Fund,
Inc. (1 Portfolio)
(2018-Present)

Interested Trustee
Robert J. Kern*	Chairman,	Indefinite	39	Retired (July 2018-Present);	None
615 E. Michigan St.	and Trustee	Term; Since		Executive Vice President,
Milwaukee, WI 53202		January 2011		U.S. Bancorp Fund Services,
Year of Birth: 1958				LLC (1994-2018).

*
Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was a board member of the Fund’s principal underwriter, Quasar Distributors, LLC, an affiliate of the Administrator.

24

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Additional Information (Unaudited) – Continued
April 30, 2020

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Officers

Brian R. Wiedmeyer	President and	Indefinite	N/A	Vice President, U.S.	N/A
615 E. Michigan St.	Principal	Term; Since		Bancorp Fund Services,
Milwaukee, WI 53202	Executive	November		LLC (2005-Present).
Year of Birth: 1973	Officer	2018

Deborah Ward	Vice President,	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	Chief	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Compliance	April 2013		LLC (2004-Present).
Year of Birth: 1966	Officer and
Anti-Money
Laundering
Officer

Benjamin Eirich	Treasurer,	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Principal	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Financial	August 2019		LLC (2008-Present).
Year of Birth: 1981	Officer and	(Treasurer);
	Vice President	Since
November
2018 (Vice
President)

Thomas A. Bausch,	Secretary	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
Esq.		Term; Since		Fund Services, LLC (2016-
615 E. Michigan St.		November		Present); Associate, Godfrey
Milwaukee, WI 53202		2017		& Kahn S.C. (2012-2016).
Year of Birth: 1979

Douglas Schafer	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	and Vice	May 2016		LLC (2002-Present).
Year of Birth: 1970	President	(Assistant
Treasurer);
Since
November
2018 (Vice
President)

Michael J. Cyr II	Assistant	Indefinite	N/A	Officer, U.S. Bancorp Fund	N/A
615 E. Michigan St.	Treasurer	Term; Since		Services, LLC (2013-Present).
Milwaukee, WI 53202	and Vice	August 2019
Year of Birth: 1992	President

25

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Additional Information (Unaudited) – Continued
April 30, 2020

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Fund’s Part F of Form N-PORT may also be obtained by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended April 30, 2020, certain dividends paid by the Fund may be reported as qualified dividend income and may be eligible for taxation at capital gains rates.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 28.15% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended April 30, 2020 was 22.92% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 100%.
26

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Approval of Investment Advisory Agreement (Unaudited)

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 17-18, 2020, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Nuance Investments, LLC (“Nuance” or “Adviser”) regarding the Nuance Concentrated Value Long-Short Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 7, 2020, the Trustees received and considered information from Nuance and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant including the following: (1) the nature, extent, and quality of the services to be provided by Nuance with respect to the Fund; (2) the Fund’s historical performance as managed by Nuance; (3) the costs of the services to be provided by Nuance and the profits to be realized by Nuance from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Nuance resulting from its relationship with the Fund.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them, and did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board including at a presentation by representatives from Nuance, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Nuance as set forth in the New Advisory Agreement, as the agreement relates to the Fund, are fair and reasonable in light of the services that Nuance will perform, the investment advisory fees that Nuance will receive for such services, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement, as it relates to the Fund, are summarized below.

Nature, Extent and Quality of Services Provided to the Fund.  The Trustees considered the scope of services that Nuance provides under the Investment Advisory Agreement, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining for the Fund the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Nuance effected on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws.  The Trustees noted Nuance’s assets under management and its strong capitalization.  The Trustees considered the investment philosophy of the Fund’s portfolio managers who have managed the Fund since its inception dates and their
27

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

investment analysis and portfolio management experience, noting one portfolio manager’s significant experience managing assets utilizing investment objectives similar to those of the Fund.  The Trustees concluded that they were satisfied with the nature, extent and quality of services that Nuance provides to the Fund under the Investment Advisory Agreement.

Investment Performance of the Fund.  In assessing the quality of the portfolio management delivered by Nuance, the Trustees reviewed the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to an appropriate securities benchmark index and the Fund’s peer funds according to Morningstar classifications.  While the Trustees considered both short-term and longer-term performance of the Fund, they placed greater emphasis on longer term performance.  When reviewing the Fund’s performance against its Morningstar peer group, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in its peer group. The Trustees considered that the Long-Short Fund had outperformed its peer group median and average over the one-year period ended October 31, 2019, but underperformed the peer group median and average over the year-to-date and three-year periods ended October 31, 2019.  The Trustees also considered that the Fund had underperformed its primary and secondary benchmarks across all periods ended October 31, 2019. The Trustees also considered that the Fund had achieved positive absolute total returns since inception.

Comparative Fee and Expense Data. The Board reviewed and considered the advisory fee payable by the Fund to Nuance under the Investment Advisory Agreement.  The Board compared the Fund’s contractual advisory fee and total expense ratio to industry data with respect to other mutual funds in the same Morningstar peer group.  The Board noted that the Fund’s contractual management fee is significantly below the peer group median and average. The Trustees also considered that the total expenses of the Fund’s Institutional Class and Investor Class are above the peer group median and average. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Nuance’s advisory fee with respect to the Fund continues to be reasonable.

Cost of Advisory Services and Profitability.  The Trustees considered the annual advisory fee that the Fund pays to Nuance under the Investment Advisory Agreement, as well as Nuance’s profitability from services that Nuance rendered to the Fund under the Investment Advisory Agreement during the 12 month period ended September 30, 2019. The Trustees also considered the effect of an expense limitation agreement on Nuance’s compensation and that Nuance has contractually agreed to reduce its advisory fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus.  The Trustees also considered that Nuance does not manage separately managed accounts with investment strategies similar to those of the Fund.  They observed that Nuance charges management fees that range above and below the management fees charged to the Fund, depending on assets under management. The Trustees also took into account, however, that Nuance has additional responsibilities with respect to the Fund, including additional compliance obligations and the preparation of Board and shareholder materials, which justify a higher fee.  The Trustees concluded that Nuance’s service relationship with the Fund has yielded a reasonable profit.

Economies of Scale. The Trustees then considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fees for the Fund in the Investment Advisory Agreement do not contain breakpoints.  The Trustees additionally took into account the fact that Nuance had expressed reservations about adopting breakpoints for the Fund because of concerns about potential capacity constraints associated with the Fund’s strategy.
28

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

Other Benefits to Nuance.  The Trustees considered the direct and indirect benefits that could be realized by Nuance from Nuance’s relationship with the Fund. The Trustees considered the extent to which Nuance utilizes soft dollar arrangements with respect to portfolio transactions, and that Nuance does not use affiliated brokers to execute the Fund’s portfolio transactions.  While the Trustees noted that the Fund utilizes Rule 12b-1 fees to pay for shareholder and distribution services related to Investor Class shareholders of the Fund, the Trustees observed that distribution expenses that Nuance incurred significantly exceed any Rule 12b-1 payments from the Fund.  The Trustees considered that Nuance may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Nuance does not receive additional material benefits from its relationship with the Fund.
29

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NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 1250
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-ANNUAL-CVLS

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this period.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics that applies to the registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Funds’ tax returns and distribution calculations.  There were no “other services” provided by the principal accountant.  For the fiscal years ended April 30, 2020 and April 30, 2019, the Funds’ principal accountant was Cohen & Company, Ltd.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 4/30/2020	FYE 4/30/2019
Audit Fees	$43,500	$45,000
Audit-Related Fees	$0	$0
Tax Fees	$9,000	$9,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. for the fiscal years ended April 30, 2020 and April 30, 2019, applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 4/30/2020	FYE 4/30/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 4/30/2020	FYE 4/30/2019
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.
(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)*  /s/ Brian R. Wiedmeyer
   Brian R. Wiedmeyer, President

Date    July 1, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Brian R. Wiedmeyer
   Brian R. Wiedmeyer, President

Date    July 1, 2020

By (Signature and Title)* /s/ Benjamin J. Eirich
  Benjamin J. Eirich, Treasurer

Date    July 1, 2020